Note 10 - Government Grants	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Notes to Financial Statements
Government Grants [Text Block]
10.     Government Grants

We record revenue associated with government grants as the related costs and expenses are incurred and such revenue is reported as a separate line item in our statements of operations. Grant revenues recorded during the three month and six month periods ended June 30, 2015 and 2014 relate to grants from the NIH in support of our HIV vaccine development activities. There is an aggregate of $353,652 in approved grant funds remaining and available for use as of June 30, 2015, which we anticipate recognizing as revenue during the remainder of 2015 and the first half of 2016.

5 .	Government Grants

We record revenue associated with government grants as the related costs and expenses are incurred and such revenue is reported as a separate line item in our statements of operations. Grant revenues relate to grants from the NIH in support of our HIV vaccine development activities. During 2014, 2013, and 2012, we recorded $882,956, $2,417,550, and $2,657,327, respectively, of revenue associated with these grants. Additional detail concerning our grant revenues is discussed below.

In September 2007, the NIH awarded us a grant entitled “GM-CSF-Adjuvanted Clade C DNA/MVA and MVA/MVA Vaccines”. The aggregate award (including subsequent amendments) totaled approximately $20.4 million. We recorded grant revenues of $624,689, $833,390, and $2,227,924 for the years ended December 31, 2014, 2013 and 2012, respectively, related to this grant, and there is $75,464 of unrecognized grant funds remaining and available for use pursuant to this grant as of December 31, 2014.

In September 2012, the NIH awarded us a grant entitled “Immunogens and Manufacturing” to support our HIV/AIDS vaccine development program. The grant award was for approximately $1.9 million. We recorded grant revenues of $-0-, $1,429,597, and $429,403 for the years ended December 31, 2014, 2013 and 2012, respectively, related to this grant, and all funding pursuant to this grant has been utilized as of December 31, 2014.

In July 2013, the NIH awarded us a Small Business Innovative Research (SBIR) grant entitled “Enhancing Protective Antibody Responses for a GM-CSF Adjuvanted HIV Vaccine.” The initial grant award was $276,690 for the first year of a two year project period beginning August 1, 2013. In July 2014, the NIH awarded us $289,641 for the second year of the project period. We recorded grant revenues of $258,267, $154,563, and $-0- for the years ended December 31, 2014, 2013 and 2012, respectively, related to this grant, and there is $153,501 of unrecognized grant funds remaining and available for use pursuant to this grant as of December 31, 2014.